Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Expense (Benefit)
Income taxes recognized during the three and six months ended June 30, 2013 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other items	$4,315	$3,514	$9,336	$6,240
Tax impact of restructuring and other items	(595)	(705)	(1,850)	(705)
Provision for income taxes after restructuring and other items	$3,720	$2,809	$7,486	$5,535